Distribution Date:	01/17/25	CSAIL 2015-C1 Commercial Mortgage Trust
Determination Date:	01/13/25
Next Distribution Date:	02/18/25
Record Date:	12/31/24	Commercial Mortgage Pass-Through Certificates
Series 2015-C1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse First Boston Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number	(212) 325-2000	nader.attalla@ubs.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 4th Floor | New York, NY 10010 | United States
		Master Servicer	KeyBank National Association
Additional Information	5
			www.key.com/key2cre		Surveillance_Inquiries@KeyBank.com
Bond / Collateral Reconciliation - Cash Flows	6
			11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Greystone Servicing Company LLC
Current Mortgage Loan and Property Stratification	8-12		Jenna Unell		Jenna.unell@greyco.com
Mortgage Loan Detail (Part 1)	13		5221 N. O'Connor Blvd., Suite 800 | Irving, TX 75039 | United States
Mortgage Loan Detail (Part 2)	14	Operating Advisor	Park Bridge Lender Services LLC
Principal Prepayment Detail	15		David Rodgers	(212) 230-9025
Historical Detail	16		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	18		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	19				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	20
		Controlling Class	Raith Capital Partners, LLC
Modified Loan Detail	21	Representative
Historical Liquidated Loan Detail	22		-
Historical Bond / Collateral Loss Reconciliation Detail	23
Interest Shortfall Detail - Collateral Level	24
Supplemental Notes	25

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 25

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	126281AW4	1.684000%	43,251,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	126281AX2	2.969900%	56,329,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	126281AY0	3.236100%	270,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	126281AZ7	3.505000%	405,275,000.00	89,557,533.93	75,990,864.44	261,582.63	0.00	0.00	76,252,447.07	13,566,669.49	96.07%	30.00%
A-SB	126281BA1	3.351200%	74,606,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	126281BD5	3.791000%	84,946,000.00	84,946,000.00	0.00	268,358.57	0.00	0.00	268,358.57	84,946,000.00	71.46%	23.00%
B	126281BE3	4.018007%	66,743,000.00	66,743,000.00	0.00	223,478.21	0.00	0.00	223,478.21	66,743,000.00	52.13%	17.50%
C	126281BF0	4.018007%	53,091,000.00	53,091,000.00	0.00	177,766.68	0.00	0.00	177,766.68	53,091,000.00	36.75%	13.13%
D	126281AL8	3.518007%	62,192,000.00	62,192,000.00	0.00	182,326.59	0.00	0.00	182,326.59	62,192,000.00	18.74%	8.00%
E	126281AN4	4.000000%	24,270,000.00	24,270,000.00	0.00	80,900.00	0.00	0.00	80,900.00	24,270,000.00	11.71%	6.00%
F	126281AQ7	4.000000%	15,168,000.00	15,168,000.00	0.00	50,560.00	0.00	0.00	50,560.00	15,168,000.00	7.32%	4.75%
NR*	126281AS3	4.000000%	57,645,215.00	25,256,488.22	0.00	193,323.97	0.00	0.00	193,323.97	25,256,488.22	0.00%	0.00%
R	126281AU8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,213,516,215.00	421,224,022.15	75,990,864.44	1,438,296.65	0.00	0.00	77,429,161.09	345,233,157.71

X-A	126281BB9	0.373786%	934,407,000.00	174,503,533.93	0.00	54,355.85	0.00	0.00	54,355.85	98,512,669.49
X-B	126281BC7	0.000000%	66,743,000.00	66,743,000.00	0.00	0.00	0.00	0.00	0.00	66,743,000.00
X-D	126281AC8	0.500000%	62,192,000.00	62,192,000.00	0.00	25,913.33	0.00	0.00	25,913.33	62,192,000.00
X-E	126281AE4	0.018007%	24,270,000.00	24,270,000.00	0.00	364.20	0.00	0.00	364.20	24,270,000.00
X-F	126281AG9	0.018007%	15,168,000.00	15,168,000.00	0.00	227.61	0.00	0.00	227.61	15,168,000.00
X-NR	126281AJ3	0.018007%	57,645,215.00	25,256,488.22	0.00	379.00	0.00	0.00	379.00	25,256,488.22
Notional SubTotal			1,160,425,215.00	368,133,022.15	0.00	81,239.99	0.00	0.00	81,239.99	292,142,157.71

Deal Distribution Total					75,990,864.44	1,519,536.64	0.00	0.00	77,510,401.08

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 25

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	126281AW4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	126281AX2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	126281AY0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	126281AZ7	220.97966549	187.50444622	0.64544477	0.00000000	0.00000000	0.00000000	0.00000000	188.14989099	33.47521927
A-SB	126281BA1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	126281BD5	1,000.00000000	0.00000000	3.15916665	0.00000000	0.00000000	0.00000000	0.00000000	3.15916665	1,000.00000000
B	126281BE3	1,000.00000000	0.00000000	3.34833930	0.00000000	0.00000000	0.00000000	0.00000000	3.34833930	1,000.00000000
C	126281BF0	1,000.00000000	0.00000000	3.34833927	0.00000000	0.00000000	0.00000000	0.00000000	3.34833927	1,000.00000000
D	126281AL8	1,000.00000000	0.00000000	2.93167272	0.00000000	0.00000000	0.00000000	0.00000000	2.93167272	1,000.00000000
E	126281AN4	1,000.00000000	0.00000000	3.33333333	0.00000000	0.00000000	0.00000000	0.00000000	3.33333333	1,000.00000000
F	126281AQ7	1,000.00000000	0.00000000	3.33333333	0.00000000	0.00000000	0.00000000	0.00000000	3.33333333	1,000.00000000
NR	126281AS3	438.13676851	0.00000000	3.35368634	(1.89323051)	30.32840141	0.00000000	0.00000000	3.35368634	438.13676851
R	126281AU8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	126281BB9	186.75323915	0.00000000	0.05817149	0.00000000	0.00000000	0.00000000	0.00000000	0.05817149	105.42800888
X-B	126281BC7	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	126281AC8	1,000.00000000	0.00000000	0.41666661	0.00000000	0.00000000	0.00000000	0.00000000	0.41666661	1,000.00000000
X-E	126281AE4	1,000.00000000	0.00000000	0.01500618	0.00000000	0.00000000	0.00000000	0.00000000	0.01500618	1,000.00000000
X-F	126281AG9	1,000.00000000	0.00000000	0.01500593	0.00000000	0.00000000	0.00000000	0.00000000	0.01500593	1,000.00000000
X-NR	126281AJ3	438.13676851	0.00000000	0.00657470	0.00000000	0.00000000	0.00000000	0.00000000	0.00657470	438.13676851

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 25

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	12/01/24 - 12/30/24	30	0.00	261,582.63	0.00	261,582.63	0.00	0.00	0.00	261,582.63	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	12/01/24 - 12/30/24	30	0.00	54,355.85	0.00	54,355.85	0.00	0.00	0.00	54,355.85	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	12/01/24 - 12/30/24	30	0.00	25,913.33	0.00	25,913.33	0.00	0.00	0.00	25,913.33	0.00
X-E	12/01/24 - 12/30/24	30	0.00	364.20	0.00	364.20	0.00	0.00	0.00	364.20	0.00
X-F	12/01/24 - 12/30/24	30	0.00	227.61	0.00	227.61	0.00	0.00	0.00	227.61	0.00
X-NR	12/01/24 - 12/30/24	30	0.00	379.00	0.00	379.00	0.00	0.00	0.00	379.00	0.00
A-S	12/01/24 - 12/30/24	30	0.00	268,358.57	0.00	268,358.57	0.00	0.00	0.00	268,358.57	0.00
B	12/01/24 - 12/30/24	30	0.00	223,478.21	0.00	223,478.21	0.00	0.00	0.00	223,478.21	0.00
C	12/01/24 - 12/30/24	30	0.00	177,766.68	0.00	177,766.68	0.00	0.00	0.00	177,766.68	0.00
D	12/01/24 - 12/30/24	30	0.00	182,326.59	0.00	182,326.59	0.00	0.00	0.00	182,326.59	0.00
E	12/01/24 - 12/30/24	30	0.00	80,900.00	0.00	80,900.00	0.00	0.00	0.00	80,900.00	0.00
F	12/01/24 - 12/30/24	30	0.00	50,560.00	0.00	50,560.00	0.00	0.00	0.00	50,560.00	0.00
NR	12/01/24 - 12/30/24	30	1,851,252.06	84,188.29	0.00	84,188.29	(109,135.68)	0.00	0.00	193,323.97	1,748,287.22
Totals			1,851,252.06	1,410,400.96	0.00	1,410,400.96	(109,135.68)	0.00	0.00	1,519,536.64	1,748,287.22

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 25

	Additional Information
Total Available Distribution Amount (1)	77,510,401.08
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 25

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,461,404.28	Master Servicing Fee	1,813.60
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	1,378.34
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	181.36
ARD Interest	0.00	Operating Advisor Fee	616.63
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,461,404.28	Total Fees	3,989.93

Principal		Expenses/Reimbursements
Scheduled Principal	65,177,213.20	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	10,805,707.01	Special Servicing Fees (Monthly)	(109,498.72)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	363.04
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	7,944.23	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	75,990,864.44	Total Expenses/Reimbursements	(109,135.68)

		Interest Reserve Deposit	47,013.37

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,519,536.64
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	75,990,864.44
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	77,510,401.08
Total Funds Collected	77,452,268.72	Total Funds Distributed	77,452,268.70

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 25

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	421,224,022.15	421,224,022.15	Beginning Certificate Balance	421,224,022.15
(-) Scheduled Principal Collections	65,177,213.20	65,177,213.20	(-) Principal Distributions	75,990,864.44
(-) Unscheduled Principal Collections	10,813,651.24	10,813,651.24	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	345,233,157.71	345,233,157.71	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	421,348,820.90	421,348,820.90	Ending Certificate Balance	345,233,157.71
Ending Actual Collateral Balance	345,396,939.07	345,396,939.07

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.02%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 25

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
4,999,999 or less	5	14,526,134.09	4.21%	0	4.5862	2.137198	1.25 or less	2	24,937,175.72	7.22%	(2)	4.1016	0.777790
5,000,000 to 9,999,999	2	13,210,427.64	3.83%	0	4.4552	2.431780	1.26 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
10,000,000 to 19,999,999	2	26,194,610.30	7.59%	2	4.6705	1.595529	1.51 to 1.75	4	57,390,112.01	16.62%	(1)	4.4224	1.570842
20,000,000 to 24,999,999	2	43,706,518.03	12.66%	(3)	4.0152	1.148229	1.76 to 2.00	2	104,977,941.65	30.41%	1	3.9721	1.822056
25,000,000 to 49,999,999	2	70,416,413.65	20.40%	1	4.0566	2.011828	2.01 to 2.25	1	42,617,526.00	12.34%	2	3.8000	2.150000
50,000,000 or greater	2	177,179,054.00	51.32%	(1)	3.6758	2.411333	2.26 to 2.50	1	3,167,189.77	0.92%	1	4.5000	2.380000
Totals	15	345,233,157.71	100.00%	0	3.9401	2.097286	2.51 to 2.75	2	5,433,901.06	1.57%	0	4.5904	2.602314
							2.76 to 3.00	2	101,209,311.50	29.32%	(3)	3.5892	2.860597
							3.01 or greater	1	5,500,000.00	1.59%	1	4.1400	3.710000
							Totals	15	345,233,157.71	100.00%	0	3.9401	2.097286
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 25

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	2	25,721,443.96	7.45%	(1)	4.0001	1.320041
							Lodging	2	7,882,921.53	2.28%	0	4.6196	1.698028
Connecticut	1	77,179,054.00	22.36%	2	3.8000	1.830000
							Mobile Home Park	1	2,612,172.78	0.76%	(1)	4.8500	2.540000
Florida	1	27,798,887.65	8.05%	(1)	4.4500	1.800000
							Multi-Family	4	49,711,412.50	14.40%	0	4.5295	1.952690
Georgia	3	7,198,229.55	2.09%	1	4.4160	2.578802
							Office	1	100,000,000.00	28.97%	(3)	3.5800	2.860000
Louisiana	2	10,322,600.42	2.99%	(1)	4.7230	1.778115
							Retail	7	185,026,650.90	53.59%	1	3.9345	1.734677
Maryland	1	42,617,526.00	12.34%	2	3.8000	2.150000
							Totals	15	345,233,157.71	100.00%	0	3.9401	2.097286
Missouri	2	34,476,471.02	9.99%	(2)	4.1850	1.604633

Nebraska	1	4,715,731.76	1.37%	(1)	4.7000	1.240000

New York	1	100,000,000.00	28.97%	(3)	3.5800	2.860000

Texas	1	15,203,213.35	4.40%	2	4.8300	1.520000

Totals	15	345,233,157.71	100.00%	0	3.9401	2.097286

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 25

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.0000% or less	4	240,018,023.96	69.52%	0	3.7220	2.218224	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.2500%	2	28,985,074.07	8.40%	(2)	4.0760	1.967969	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2501% to 4.5000%	5	45,988,514.15	13.32%	0	4.4447	1.898000	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 4.7500%	2	12,426,159.40	3.60%	(1)	4.6876	1.413740	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7501% to 5.0000%	2	17,815,386.13	5.16%	2	4.8329	1.669557	49 months or greater	15	345,233,157.71	100.00%	0	3.9401	2.097286
	5.0001% or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	15	345,233,157.71	100.00%	0	3.9401	2.097286
	Totals	15	345,233,157.71	100.00%	0	3.9401	2.097286
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 25

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	15	345,233,157.71	100.00%	0	3.9401	2.097286	Interest Only	4	225,296,580.00	65.26%	0	3.7107	2.393602
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	11	119,936,577.71	34.74%	(1)	4.3710	1.540668
	Totals	15	345,233,157.71	100.00%	0	3.9401	2.097286	300 months or more	0	0.00	0.00%	0	0.0000	0.000000
								Totals	15	345,233,157.71	100.00%	0	3.9401	2.097286
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 25

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	1 to 2 years	2	26,652,263.84	7.72%	(3)	4.1132	1.657444	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	1 year or less	13	318,580,893.87	92.28%	0	3.9256	2.134083	Totals	0	0.00	0.00%	0	0.0000	0.000000
	2 years or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	15	345,233,157.71	100.00%	0	3.9401	2.097286
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 25

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	10091896	1	OF	New York	NY	Actual/360	3.580%	308,277.78	0.00	0.00	N/A	10/06/24	--	100,000,000.00	100,000,000.00	01/06/25
4	10096283	1	RT	Trumbull	CT	Actual/360	3.800%	252,547.02	0.00	0.00	N/A	03/01/25	--	77,179,054.00	77,179,054.00	01/01/25
5	10096279	1	RT	Wheaton	MD	Actual/360	3.800%	139,454.02	0.00	0.00	N/A	03/01/25	--	42,617,526.00	42,617,526.00	01/01/25
9	10096940	1	MF	Tallahassee	FL	Actual/360	4.450%	106,702.67	46,679.69	0.00	N/A	12/06/24	--	27,845,567.34	27,798,887.65	11/06/24
10	10093954	1	RT	Chesterfield	MO	Actual/360	4.061%	82,303.89	50,684.40	0.00	N/A	10/06/24	--	23,535,758.47	23,485,074.07	01/06/25
				Rancho Santa Margarit
13	10096941	1	RT		CA	Actual/360	4.290%	80,563.22	21,808,226.24	0.00	N/A	01/05/25	--	21,808,226.24	0.00	01/05/25

14	10092051	1	RT	Eureka	CA	Actual/360	3.962%	69,135.10	42,543.28	0.00	N/A	11/06/24	--	20,263,987.24	20,221,443.96	01/06/25
20	10093911	1	Various Various		Various	Actual/360	4.660%	56,497.49	14,079,397.41	0.00	N/A	01/06/25	--	14,079,397.41	0.00	01/06/25
21	10096944	1	MF	Austin	TX	Actual/360	4.830%	63,374.21	34,024.63	0.00	N/A	03/06/25	--	15,237,237.98	15,203,213.35	01/06/25
27	10096199	1	IN	Santa Clarita	CA	Actual/360	4.400%	41,020.52	10,826,530.46	0.00	N/A	02/06/25	--	10,826,530.46	0.00	01/06/25
29	10095915	1	RT	Lake Ozark	MO	Actual/360	4.450%	42,188.39	18,257.86	0.00	N/A	02/06/25	--	11,009,654.81	10,991,396.95	01/06/25
31	10093598	1	LO	Macon	GA	Actual/360	4.420%	34,883.14	9,165,035.27	0.00	N/A	01/06/25	--	9,165,035.27	0.00	01/06/25
35	10093196	1	RT	Baton Rouge	LA	Actual/360	4.680%	31,145.61	18,010.85	0.00	N/A	12/06/24	--	7,728,438.49	7,710,427.64	11/06/24
37	10093750	1	MF	Houston	TX	Actual/360	4.540%	28,826.17	7,373,469.23	0.00	N/A	01/06/25	--	7,373,469.23	0.00	01/06/25
41	10096946	1	OF	Redmond	WA	Actual/360	4.510%	25,064.72	6,453,971.59	0.00	N/A	11/05/24	--	6,453,971.59	0.00	01/01/25
47	10092670	1	LO	Lincoln	NE	Actual/360	4.700%	19,155.02	17,148.68	0.00	N/A	12/06/24	12/06/26	4,732,880.44	4,715,731.76	01/06/25
53	10093976	1	MF	Escondido	CA	Actual/360	4.140%	19,607.50	0.00	0.00	N/A	02/06/25	--	5,500,000.00	5,500,000.00	01/06/25
62	10096209	1	LO	Madison	GA	Actual/360	4.500%	12,317.74	11,583.06	0.00	N/A	02/06/25	--	3,178,772.83	3,167,189.77	01/06/25
66	10093560	1	RT	Beverly Hills	CA	Actual/360	4.280%	12,120.01	3,288,516.64	0.00	N/A	01/06/25	--	3,288,516.64	0.00	01/06/25
68	10096189	1	RT	Richmond Hill	GA	Actual/360	4.350%	10,595.30	6,828.11	0.00	N/A	02/06/25	--	2,828,556.39	2,821,728.28	01/06/25
69	10093873	1	MH	Various	IL	Actual/360	4.300%	10,149.61	2,741,078.87	0.00	N/A	01/06/25	--	2,741,078.87	0.00	01/06/25
70	10093487	1	MH	Lake Charles	LA	Actual/360	4.850%	10,934.31	5,951.83	0.00	N/A	12/06/24	--	2,618,124.61	2,612,172.78	08/06/24
80	10096190	1	MF	Savannah	GA	Actual/360	4.350%	4,540.84	2,926.34	0.00	N/A	02/06/25	--	1,212,237.84	1,209,311.50	01/06/25
Totals								1,461,404.28	75,990,864.44	0.00				421,224,022.15	345,233,157.71
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 25

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	1	27,710,106.64	5,927,663.75	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1	13,871,355.25	8,975,801.11	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5	1	19,951,636.00	10,609,246.40	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1	3,246,855.05	2,556,711.25	01/01/24	09/30/24	--	0.00	0.00	153,118.60	306,424.71	0.00	0.00
10	1	8,669,035.00	8,968,445.00	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1	2,003,478.40	1,700,785.35	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1	3,003,481.53	1,089,268.02	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1	3,118,575.12	2,943,559.67	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1	2,855,159.55	1,421,069.13	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	1	1,176,062.66	942,310.54	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1	1,783,569.29	1,897,124.97	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1	857,922.95	737,505.39	01/01/24	09/30/24	--	0.00	0.00	49,083.25	98,218.51	0.00	0.00
37	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	1	670,302.44	431,633.92	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
47	1	553,839.66	620,981.29	10/01/23	09/30/24	01/11/22	5,047.89	0.00	0.00	0.00	0.00	0.00
53	1	953,853.25	658,424.30	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
62	1	1,012,418.86	749,003.98	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
66	1	411,992.30	324,273.46	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
68	1	637,622.78	451,490.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
69	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
70	1	434,439.47	131,652.05	01/01/24	03/31/24	--	0.00	0.00	16,861.34	84,350.20	0.00	0.00
80	1	275,510.18	202,035.73	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		93,197,216.38	51,338,985.31				5,047.89	0.00	219,063.20	488,993.42	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 14 of 25

			Principal Prepayment Detail
				Unscheduled Principal	Prepayment Penalties
		Loan
Pros ID	Loan Number	Group	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
10	10093954	1	7,944.23	Partial Liquidation (Curtailment)	0.00	0.00
27	10096199	1	10,805,707.01	Payoff Prior to Maturity	0.00	0.00
Totals			10,813,651.24		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.						Page 15 of 25

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/17/25	0	0.00	0	0.00	0	0.00	1	4,715,731.76	0	0.00	0	0.00	1	7,944.23	1	10,805,707.01	3.940064%	3.929064%	0
12/17/24	0	0.00	0	0.00	0	0.00	1	4,732,880.44	0	0.00	1	23,535,758.47	0	0.00	4	13,361,042.82	4.029007%	4.018007%	1
11/18/24	0	0.00	1	2,624,403.78	0	0.00	1	4,750,577.71	0	0.00	0	0.00	0	0.00	5	52,338,067.46	4.074700%	4.063700%	2
10/18/24	1	2,630,304.74	0	0.00	0	0.00	1	4,767,585.93	0	0.00	0	0.00	0	0.00	11	113,904,825.21	4.155013%	4.142760%	2
09/17/24	1	6,501,777.87	0	0.00	0	0.00	1	4,785,147.80	0	0.00	0	0.00	0	0.00	2	112,581,770.57	4.251809%	4.239847%	3
08/16/24	2	9,159,435.94	0	0.00	0	0.00	1	4,802,016.67	0	0.00	0	0.00	0	0.00	4	94,224,335.75	4.226003%	4.214111%	4
07/17/24	0	0.00	0	0.00	0	0.00	1	4,818,817.54	0	0.00	0	0.00	0	0.00	0	0.00	4.249208%	4.236855%	5
06/17/24	1	6,548,236.07	0	0.00	0	0.00	1	4,836,179.54	0	0.00	0	0.00	0	0.00	1	7,601,930.38	4.250936%	4.238585%	6
05/17/24	1	2,660,145.97	0	0.00	0	0.00	1	4,852,842.71	0	0.00	0	0.00	0	0.00	0	0.00	4.256364%	4.244022%	7
04/17/24	0	0.00	0	0.00	0	0.00	1	4,870,071.96	1	0.00	0	0.00	0	0.00	1	9,556,341.73	4.256704%	4.244361%	8
03/15/24	0	0.00	0	0.00	1	26,466,138.38	1	4,886,598.51	1	26,466,138.38	0	0.00	0	0.00	0	0.00	4.260762%	4.248453%	9
02/16/24	0	0.00	0	0.00	1	26,532,339.47	1	4,904,333.86	1	26,532,339.47	0	0.00	0	0.00	0	0.00	4.261111%	4.248801%	10
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 16 of 25

Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
9	10096940	11/06/24	1	5	153,118.60	306,424.71	0.00		27,895,503.87
35	10093196	11/06/24	1	5	49,083.25	98,218.51	0.00		7,747,380.17
70	10093487	08/06/24	4	5	16,861.34	84,350.20	450.00		2,642,385.39	11/20/24	11
Totals					219,063.20	488,993.42	450.00		38,285,269.43
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.														Page 17 of 25

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		181,828,006	143,706,518	38,121,488		0
0 - 6 Months		158,689,420	158,689,420	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		4,715,732	0	0		4,715,732
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-25	345,233,158	307,111,670	35,509,315	0	2,612,173	0
Dec-24	421,224,022	276,577,920	35,574,006	106,453,972	2,618,125	0
Nov-24	468,232,884	330,084,968	0	131,068,743	7,079,172	0
Oct-24	577,301,822	567,578,744	2,630,305	0	7,092,773	0
Sep-24	753,265,581	746,763,803	6,501,778	0	0	0
Aug-24	874,620,058	865,460,622	9,159,436	0	0	0
Jul-24	970,206,899	970,206,899	0	0	0	0
Jun-24	973,654,893	967,106,657	6,548,236	0	0	0
May-24	982,629,336	979,969,190	2,660,146	0	0	0
Apr-24	984,077,104	984,077,104	0	0	0	0
Mar-24	1,011,904,900	985,438,762	0	0	0	26,466,138
Feb-24	1,013,489,309	986,956,970	0	0	0	26,532,339
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 18 of 25

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	10091896	100,000,000.00	100,000,000.00	273,800,000.00	08/01/24	5,188,416.75	2.86000	03/31/24	10/06/24	I/O
10	10093954	23,485,074.07	23,485,074.07	98,800,000.00	08/15/24	8,546,691.00	1.56000	12/31/23	10/06/24	241
14	10092051	20,221,443.96	20,221,443.96	39,400,000.00	03/07/22	882,962.69	0.67000	06/30/24	11/06/24	241
70	10093487	2,612,172.78	2,642,385.39	6,300,000.00	08/20/14	128,839.55	2.54000	03/31/24	12/06/24	238
Totals		146,318,690.81	146,348,903.42	418,300,000.00		14,746,909.99

© 2021 Computershare. All rights reserved. Confidential.										Page 19 of 25

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	10091896	OF	NY	06/20/24	98

"   1/13/2025   The loan transferred to Special Servicing effective 6/20/2024 for imminent maturity default. The subject is a 712,791 SF office property located in New York, NY and was built in 1921 and renovated in 2012. Occupancy as of

November 2024 w as 80.49%. A July 2024 inspection found the asset in good overall condition. The Borrower sent in a letter requesting a transfer to special servicer due to their upcoming maturity date citing refinancing issues. The Loan matured in October 2024. The PNA h as been signed, and the Borrower and special servicer have commenced discussions. The special servicer and Borrower have entered into a forbearance agreement that would allow Borrower an additional 6 months to refinance the collateral. This agreement was executed effective 11/6/2024. If Borrower is unsuccessful, Borrower can choose to exercise a maturity extension option in exchange for a new cash equity contribution, cash management set up and increased financial reporting.
"

10	10093954	RT	MO	07/18/24	1

"    1/13/2025   The loan transferred to Special Servicing effective 7/18/2024 for imminent maturity default. The loan collateral is a 351,184 square foot factory outlet mall located in Chesterfield, Missouri (30 miles west of downtown St. Louis). The property is +/-97% occupied, however 11% of occupancy is temp tenancy (occupancy is 87% excluding temp tenants). Lease expirations are concentrated between now and 2027, with 48% of NRA that has either expired or will expire during that timeframe. Borrower has requested an extension of the loan maturity date to address the lease expirations/rollover and better position the property for payoff. Forbearance/loan modification agreement closed in December 2024 and current strategy is to monitor the loan pursuant to that agreement. One of three pari passu loans.
"

14	10092051	RT	CA	11/08/24	2

"    1/13/2025   Loan transferred to special servicing 11/11/2024 due to 11/6/2024 imminent maturity default. Borrower previously expressed interest in extending the loan maturity date. Loan is cash managed, and payments remain current.

Third party rep orts have been ordered; expected to be received by 1/31/2025. Legal counsel engaged 12/3/2024. Delivery of formal demand expected approximately 12/31/2024. Foreclosure complaint and motion for appointment of receiver expected to be filed in 1st quarter 2025. As of 9/30/2024, occupancy was reported to be 62.5%, no change from the prior quarter, and TTM DSCR was reported to be 0.77x, trending upward from the prior quarter.

"

70	10093487	MH	LA	11/20/24	11

"    1/13/2025   Loan was recently transferred to special servicing due to a payment default and loan maturity. A Hello and Pre-Negotiation Agreement was sent to the Borrower and Guarantor on December 5, 2024; no response has been received to date. Trust Counsel has been engaged and a Notice of Default will be sent out. Noteholder evaluating its rights and remedies under the loan documents. Borrower has requested a payoff statement.

"

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 20 of 25

					Modified Loan Detail
			Pre-Modification		Post-Modification				Modification	Modification
		Loan					Modification	Modification Booking	Closing	Effective
			Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group					Code¹	Date	Date	Date
10	10093954	1	0.00	4.06100%	0.00	4.06100%	10	12/05/24	10/06/24	12/05/24
20	10093911	1	16,429,216.18	4.66000%	16,429,216.18 4.66000%		10	09/18/20	05/06/20	05/06/20
26	10095831	1	0.00	4.51000%	0.00	4.51000%	10	06/06/20	06/06/20	09/01/20
26	10095831	1	0.00	4.51000%	0.00	4.51000%	10	08/21/20	06/06/20	09/01/20
Totals			16,429,216.18		16,429,216.18
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction		8 - Other
2 - Amortization Change		6 - Capitalization on Interest		9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes		10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 25

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
8	10096939 04/17/24	26,466,138.38	27,100,000.00	18,727,930.35	6,718,742.25	16,335,050.21	9,616,307.96	16,849,830.42	0.00	0.00	16,849,830.42	52.65%
15	10096942 01/18/23	20,551,106.18	14,000,000.00	12,357,597.28	2,389,906.71	11,460,638.08	9,070,731.37	11,480,374.81	0.00	69,210.61	11,411,164.20	52.82%
33	10092149 11/18/20	9,487,874.23	4,900,000.00	7,099,246.43	482,739.12	5,839,967.43	5,357,228.31	4,130,645.92	0.00	2,913.07	4,127,732.85	39.88%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		56,505,118.79	46,000,000.00	38,184,774.06	9,591,388.08	33,635,655.72	24,044,267.64	32,460,851.15	0.00	72,123.68	32,388,727.47

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 22 of 25

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
8	10096939	04/17/24	0.00	0.00	16,849,830.42	0.00	0.00	16,849,830.42	0.00	0.00	16,849,830.42
15	10096942	08/16/24	0.00	0.00	11,411,164.20	0.00	0.00	(69,210.61)	0.00	0.00	11,411,164.20
		01/18/23	0.00	0.00	11,480,374.81	0.00	0.00	11,480,374.81	0.00	0.00
33	10092149	09/16/22	0.00	0.00	4,127,732.85	0.00	0.00	(2,913.07)	0.00	0.00	4,127,732.85
		11/18/20	0.00	0.00	4,130,645.92	0.00	0.00	4,130,645.92	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	32,388,727.47	0.00	0.00	32,388,727.47	0.00	0.00	32,388,727.47

© 2021 Computershare. All rights reserved. Confidential.											Page 23 of 25

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	(117,361.11)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	4,362.39	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	0.00	0.00	363.04	0.00	0.00	0.00	0.00	0.00	0.00	0.00
70	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(109,498.72)	0.00	363.04	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(109,135.68)

© 2021 Computershare. All rights reserved. Confidential.												Page 24 of 25

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 25 of 25